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                     U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer:

   STAGECOACH FUNDS, INC.
   111 CENTER STREET
   LITTLE ROCK, AR  72201

2. Name of each series or class of funds for which this notice is filed:

   AGGRESSIVE GROWTH FUND CLASS A
   AGGRESSIVE GROWTH FUND CLASS B
   ARIZONA TAX-FREE FUND CLASS A
   ARIZONA TAX-FREE FUND CLASS B
   ARIZONA TAX-FREE FUND INSTITUTIONAL CLASS
   ASSET ALLOCATION FUND CLASS A
   ASSET ALLOCATION FUND CLASS B
   BALANCED FUND CLASS A
   BALANCED FUND CLASS B
   BALANCED FUND INSTITUTIONAL CLASS
   CALIFORNIA TAX-FREE BOND FUND CLASS A
   CALIFORNIA TAX-FREE BOND FUND CLASS B
   CALIFORNIA TAX-FREE BOND FUND INSTITUTIONAL CLASS
   CALIFORNIA TAX-FREE INCOME FUND CLASS A
   CALIFORNIA TAX-FREE INCOME FUND INSTITUTIONAL CLASS
   CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
   CORPORATE STOCK FUND
   DIVERSIFIED INCOME FUND CLASS A
   DIVERSIFIED INCOME FUND CLASS B
   EQUITY VALUE FUND CLASS A
   EQUITY VALUE FUND CLASS B
   EQUITY VALUE FUND INSTITUTIONAL CLASS
   GINNIE MAE FUND CLASS A
   GINNIE MAE FUND CLASS B
   GINNIE MAE FUND INSTITUTIONAL CLASS
   GOVERNMENT MONEY MARKET MUTUAL FUND CLASS A
   GROWTH AND INCOME FUND CLASS A
   GROWTH AND INCOME FUND CLASS B
   GROWTH AND INCOME FUND INSTITUTIONAL CLASS
   INTERMEDIATE BOND FUND CLASS A
   INTERMEDIATE BOND FUND CLASS B
   INTERMEDIATE BOND FUND INSTITUTIONAL CLASS
   MONEY MARKET MUTUAL FUND CLASS A
   MONEY MARKET MUTUAL FUND CLASS S
   MONEY MARKET MUTUAL FUND INSTITUTIONAL CLASS
   MONEY MARKET TRUST
   NATIONAL TAX-FREE FUND CLASS A
   NATIONAL TAX-FREE FUND CLASS B
   NATIONAL TAX-FREE FUND INSTITUTIONAL CLASS
   NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND
   OREGON TAX-FREE FUND CLASS A
   OREGON TAX-FREE FUND CLASS B
   OREGON TAX-FREE INSTITUTIONAL CLASS
   PRIME MONEY MARKET MUTUAL FUND CLASS A
   PRIME MONEY MARKET MUTUAL FUND INSTITUTIONAL CLASS
   PRIME MONEY MARKET MUTUAL FUND SERVICE CLASS
   SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND CLASS A
   SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND INSTITUTIONAL CLASS SMALL CAP FUND CLASS A
   SMALL CAP FUND CLASS B
   SMALL CAP FUND INSTITUTIONAL CLASS
   TREASURY MONEY MARKET MUTUAL FUND CLASS A
   TREASURY MONEY MARKET MUTUAL FUND CLASS E
   TREASURY MONEY MARKET MUTUAL FUND INSTITUTIONAL CLASS
   TREASURY MONEY MARKET MUTUAL FUND SERVICE CLASS
   U.S. GOVERNMENT ALLOCATION FUND CLASS A
   U.S. GOVERNMENT ALLOCATION FUND CLASS B

3. Investment Company Act File Number:  811-6419

   Securities Act File Number:  33-42927


4. Last day of fiscal year for which this notice is filed:  3/31/97


5. Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of
   the issuer's 24f-2 declaration                                 [ ]


6. Date of termination of issuer's declaration under rule
   24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


9. Number and aggregate sale price of securities sold during the fiscal year:

   NUMBER OF SHARES SOLD:  11,480,584,481
   SALES PRICE OF SECURITIES SOLD:  $11,807,230,373
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     NUMBER OF SHARES SOLD:  11,480,584,481
     SALES PRICE OF SECURITES SOLD:  $11,807,230,373


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    NUMBER OF SHARES REINVESTED:  137,086,500
    SALES PRICE OF SECURITIES REINVESTED:  $280,089,555

12. Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the
       fiscal year in reliance on rule 24f-2 (from Item 10)   $ 11,807,230,373
                                                              -----------------

   (ii) Aggregate price of shares issued in connection
        with dividends reinvestment plans (from item 11, if
        applicable):                                          + 280,089,555
                                                              -----------------

   (iii)Aggregate price of shares redeemed or
        repurchased during the fiscal year (if applicable:    - 11,430,057,172
                                                              -----------------

   (iv) Aggregate price of shares redeemed or
        repurchased and previously applied as a reduction to
        filing fees pursuant to rule 24e-2 (if applicable):   +
                                                              -----------------

   (v) Net aggregate price of securities sold and issued
       during the fiscal year in reliance on rule 24f-2 (line
       (i), plus line (ii), less line (iii), plus line (iv)    $ 657,262,756
                                                              -----------------

   (vi) Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law or     x      1/33 OF 1%
        regulation                                            -----------------


   (vii)Fee due line (i) or line (v) multiplied by line (vi): $  199,170.53
                                                              =================
13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal
   and Other Procedures (17 CRF 202.3a).                      [X]

   Date of mailing or wire transfer of filing fees
   to the Commission's lockbox depository:
                              5/27/97
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                             SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Title)        /s/ ANN M. BONSTEEL
                                   --------------------------------------------
                                       Assistant Secretary
                                   --------------------------------------------

   Date     5/28/97
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